Organization and Principal Activities (Tables)	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Direct or Indirect Interests in the Following Subsidiary

During the years ended September 30, 2025 and 2024 the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activities
Techlution Service Limited (“TSL”)	November 28, 2017, Hong Kong	HK$10,000	100% owned by Alpha Technology Group Limited	providing IT development and consulting service to customers
Neural Sense Limited (“NSL”)	October 16, 2019, Hong Kong	HK$10,000	100% owned by Alpha Technology Group Limited	providing IT development and consulting service to customers
Alpha Technology Group (HK) Limited (“Alpha HK”)	September 14, 2022, Hong Kong	HK$10,000	100% owned by Alpha Technology Group Limited	has not commenced its operations
Aifa Technology (Guangzhou) Company Ltd (“Aifa”)	November 6, 2024, PRC	RMB5,000,000	100% owned by Alpha Technology Group Limited	has not commenced its operations